Inventory (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Balance Sheet Components [Line Items]
Raw materials	$ 2,110	$ 1,938	$ 823
Work in process	2,055	754	455
Finished goods	10,431	7,510	8,375
Inventory	$ 14,596	$ 10,202	$ 9,653